ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Subsidiaries and Variable Interest Entities [Table Text Block]
As of September 30, 2014, details of the Company’s subsidiaries and variable interest entities are as follows:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited (“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development, production and distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Changchun Origin Seed Technology Development Limited (note (i)) (“Changchun Origin”)	April 29, 2003	PRC	99.83%	Hybrid crop seed development, production and distribution

Linze Origin Seed Limited (note (i))	November 18, 2008	PRC	100%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (“Xinjiang Origin”) (note (i))	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Denong Zhengcheng Seed Limited (“Denong”)	June 21, 2000	PRC	98.58%	Hybrid seed development, production and distribution

Note (i):
Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Loss on disposal of a subsidiary included in the consolidated statement of income and comprehensive income for the year ended September 30, 2014:

RMB

Net liabilities and amounts due from Kunfeng at the date of disposal attributable to Origin Agritech Limited	14,623

Less: Consideration satisfied by cash	(12,000)

Loss on disposal of a subsidiary	2,623